Financial risk management - Movement in the allowance for credit losses (Details) - Trade receivables - Allowance for credit losses $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Financial risk management
Business combination - merger transaction (Note 5.1)	$ 3,300
Reversal for the year	(1,431)
Exchange differences	(14)
Balance at the end of year	$ 1,855